UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009

[LOGO OF USAA]
    USAA(R)





PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH & INCOME FUND
OCTOBER 31, 2009






                                                                      (Form N-Q)


48451-1209                                  (C)2009, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
October 31, 2009 (unaudited)


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
-----------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (99.0%)

               COMMON STOCKS (98.3%)

               CONSUMER DISCRETIONARY (11.7%)
               ------------------------------
               ADVERTISING (0.8%)
      531,200  Interpublic Group of Companies, Inc.  *                                     $        3,198
      120,400  Omnicom Group, Inc.                                                                  4,127
                                                                                          ---------------
                                                                                                    7,325
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.6%)
      119,720  Coach, Inc.                                                                          3,947
       92,200  Hanesbrands, Inc.  *                                                                 1,994
                                                                                          ---------------
                                                                                                    5,941
                                                                                          ---------------
               APPAREL RETAIL (1.7%)
       32,800  Abercrombie & Fitch Co. "A"                                                          1,076
       29,300  Aeropostale, Inc.  *                                                                 1,100
       51,180  Buckle, Inc.  (a)                                                                    1,536
       95,000  Guess?, Inc.                                                                         3,472
       80,000  J. Crew Group, Inc.  *                                                               3,262
       65,000  Ross Stores, Inc.                                                                    2,861
      110,000  Urban Outfitters, Inc.  *                                                            3,452
                                                                                          ---------------
                                                                                                   16,759
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.4%)
      121,700  BorgWarner, Inc.                                                                     3,690
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.3%)
       35,300  Advance Auto Parts, Inc.                                                             1,315
       52,600  O'Reilly Automotive, Inc.  *                                                         1,961
                                                                                          ---------------
                                                                                                    3,276
                                                                                          ---------------
               BROADCASTING (0.2%)
       85,000  Discovery Communications, Inc. "A"  *                                                2,337
                                                                                          ---------------
               CABLE & SATELLITE (0.8%)
      533,800  Comcast Corp. "A"                                                                    7,740
                                                                                          ---------------
               CASINOS & GAMING (0.5%)
      258,900  International Game Technology                                                        4,619
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.3%)
      133,500  GameStop Corp. "A"  *                                                                3,243
                                                                                          ---------------
               DEPARTMENT STORES (0.9%)
       98,110  Kohl's Corp.  *                                                                      5,614
       91,690  Nordstrom, Inc.                                                                      2,914
                                                                                          ---------------
                                                                                                    8,528
                                                                                          ---------------
               EDUCATION SERVICES (0.0%)
        7,800  Apollo Group, Inc. "A"  *                                                              445
                                                                                          ---------------

================================================================================
1  |  USAA Growth & Income Fund

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
-----------------------------------------------------------------------------------------------------------
               GENERAL MERCHANDISE STORES (0.2%)
       56,900  Family Dollar Stores, Inc.                                                  $        1,610
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.3%)
       63,400  Home Depot, Inc.                                                                     1,591
       41,885  Lowe's Companies, Inc.                                                                 819
                                                                                          ---------------
                                                                                                    2,410
                                                                                          ---------------
               HOMEBUILDING (0.2%)
        2,500  NVR, Inc.  *                                                                         1,656
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.3%)
       75,000  Bed Bath & Beyond, Inc.  *                                                           2,641
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.9%)
      255,600  Carnival Corp.                                                                       7,443
       50,000  Royal Caribbean Cruises Ltd.  *                                                      1,012
                                                                                          ---------------
                                                                                                    8,455
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.5%)
      115,400  Stanley Works                                                                        5,220
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.5%)
      134,500  Fortune Brands, Inc.                                                                 5,239
                                                                                          ---------------
               INTERNET RETAIL (1.1%)
       33,000  Amazon.com, Inc.  *(a)                                                               3,921
       85,000  Expedia, Inc.  *                                                                     1,927
       32,000  Priceline.com, Inc.  *                                                               5,049
                                                                                          ---------------
                                                                                                   10,897
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.4%)
      157,700  Viacom, Inc. "B"  *                                                                  4,351
                                                                                          ---------------
               RESTAURANTS (0.3%)
      160,000  Starbucks Corp.  *                                                                   3,037
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
       90,000  Service Corp. International                                                            618
                                                                                          ---------------
               SPECIALTY STORES (0.4%)
       44,945  Staples, Inc.                                                                          975
       73,000  Tiffany & Co.                                                                        2,868
                                                                                          ---------------
                                                                                                    3,843
                                                                                          ---------------
               Total Consumer Discretionary                                                       113,880
                                                                                          ---------------

               CONSUMER STAPLES (7.4%)
               -----------------------
               DISTILLERS & VINTNERS (0.2%)
       26,400  Diageo plc ADR                                                                       1,716
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.4%)
      144,700  Sysco Corp.                                                                          3,827
                                                                                          ---------------
               FOOD RETAIL (0.3%)
      100,000  Whole Foods Market, Inc.  *(a)                                                       3,206
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.6%)
      270,200  Procter & Gamble Co.                                                                15,672
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (1.1%)
       59,000  BJ's Wholesale Club, Inc.  *                                                         2,067
      169,180  Wal-Mart Stores, Inc.                                                                8,405
                                                                                          ---------------
                                                                                                   10,472
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.2%)
       40,800  H.J. Heinz Co.                                                                       1,642
                                                                                          ---------------

================================================================================
                                                  Portfolio of Investments  |  2

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
-----------------------------------------------------------------------------------------------------------
               PERSONAL PRODUCTS (0.8%)
      132,800  Avon Products, Inc.                                                         $        4,256
       78,100  Estee Lauder Companies, Inc. "A"                                                     3,319
                                                                                          ---------------
                                                                                                    7,575
                                                                                          ---------------
               SOFT DRINKS (1.3%)
       37,000  Dr. Pepper Snapple Group, Inc.  *                                                    1,008
      197,170  PepsiCo, Inc.                                                                       11,939
                                                                                          ---------------
                                                                                                   12,947
                                                                                          ---------------
               TOBACCO (1.5%)
       89,800  Altria Group, Inc.                                                                   1,626
       63,500  Imperial Tobacco Group plc ADR                                                       3,714
       19,500  Lorillard, Inc.                                                                      1,516
      145,120  Philip Morris International, Inc.                                                    6,873
       31,300  Reynolds American, Inc.                                                              1,517
                                                                                          ---------------
                                                                                                   15,246
                                                                                          ---------------
               Total Consumer Staples                                                              72,303
                                                                                          ---------------

               ENERGY (12.2%)
               --------------
               COAL & CONSUMABLE FUELS (0.7%)
       28,485  CONSOL Energy, Inc.                                                                  1,219
      136,900  Peabody Energy Corp.                                                                 5,420
                                                                                          ---------------
                                                                                                    6,639
                                                                                          ---------------
               INTEGRATED OIL & GAS (4.6%)
       33,900  BP plc ADR                                                                           1,920
      110,500  Chevron Corp.                                                                        8,458
       62,600  ConocoPhillips                                                                       3,141
      173,075  Exxon Mobil Corp.                                                                   12,404
       81,100  Hess Corp.                                                                           4,439
      229,555  Marathon Oil Corp.                                                                   7,339
       36,800  Murphy Oil Corp.                                                                     2,250
       59,300  Occidental Petroleum Corp.                                                           4,500
                                                                                          ---------------
                                                                                                   44,451
                                                                                          ---------------
               OIL & GAS DRILLING (1.0%)
       37,700  Atwood Oceanics, Inc.  *                                                             1,338
      195,800  Noble Corp.                                                                          7,977
       11,870  Transocean Ltd.  *                                                                     996
                                                                                          ---------------
                                                                                                   10,311
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (1.0%)
      133,000  Baker Hughes, Inc.                                                                   5,596
       56,924  FMC Technologies, Inc.  *                                                            2,994
       35,645  Halliburton Co.                                                                      1,041
                                                                                          ---------------
                                                                                                    9,631
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (3.9%)
       39,000  Anadarko Petroleum Corp.                                                             2,376
       76,295  Apache Corp.                                                                         7,181
       46,900  Chesapeake Energy Corp.                                                              1,149
       45,900  EOG Resources, Inc.                                                                  3,748
       52,800  Noble Energy, Inc.                                                                   3,465
       77,000  Range Resources Corp.                                                                3,854
       97,000  Southwestern Energy Co.  *                                                           4,227
      156,118  Ultra Petroleum Corp.  *                                                             7,580
       22,300  Whiting Petroleum Corp.  *                                                           1,258
       65,724  XTO Energy, Inc.                                                                     2,731
                                                                                          ---------------
                                                                                                   37,569
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (1.0%)
      123,300  El Paso Corp.                                                                        1,209
      165,750  Spectra Energy Corp.                                                                 3,169

================================================================================
3  |  USAA Growth & Income Fund

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
-----------------------------------------------------------------------------------------------------------
      276,700  Williams Companies, Inc.                                                    $        5,216
                                                                                          ---------------
                                                                                                    9,594
                                                                                          ---------------
               Total Energy                                                                       118,195
                                                                                          ---------------

               FINANCIALS (15.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
      118,700  Ameriprise Financial, Inc.                                                           4,115
      172,800  Bank of New York Mellon Corp.                                                        4,607
       18,425  BlackRock, Inc. "A"                                                                  3,989
       40,000  Franklin Resources, Inc.                                                             4,185
      135,000  Invesco Ltd. ADR                                                                     2,855
                                                                                          ---------------
                                                                                                   19,751
                                                                                          ---------------
               CONSUMER FINANCE (1.6%)
       93,600  American Express Co.                                                                 3,261
      140,900  Capital One Financial Corp.                                                          5,157
      279,000  Discover Financial Services                                                          3,945
      337,300  SLM Corp.  *                                                                         3,272
                                                                                          ---------------
                                                                                                   15,635
                                                                                          ---------------
               DIVERSIFIED BANKS (1.6%)
      564,395  Wells Fargo & Co.                                                                   15,532
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.5%)
      254,150  UBS AG  *                                                                            4,216
                                                                                          ---------------
               INSURANCE BROKERS (0.2%)
       82,200  Willis Group Holdings Ltd.                                                           2,219
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.5%)
       44,130  Goldman Sachs Group, Inc.                                                            7,509
      100,000  Jefferies Group, Inc.  *                                                             2,610
      144,800  Morgan Stanley                                                                       4,651
                                                                                          ---------------
                                                                                                   14,770
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.2%)
      165,700  AFLAC, Inc.                                                                          6,875
      180,300  Principal Financial Group, Inc.                                                      4,515
                                                                                          ---------------
                                                                                                   11,390
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.4%)
      170,705  Hartford Financial Services Group, Inc.                                              4,186
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.0%)
      710,460  Bank of America Corp.                                                               10,358
      161,255  Citigroup, Inc.                                                                        660
      422,280  JPMorgan Chase & Co.                                                                17,639
                                                                                          ---------------
                                                                                                   28,657
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.4%)
       74,985  ACE Ltd.  *                                                                          3,851
       40,800  Allstate Corp.                                                                       1,206
      164,212  Assured Guaranty Ltd.                                                                2,723
       68,200  Axis Capital Holdings Ltd.                                                           1,970
       32,100  Chubb Corp.                                                                          1,558
      130,600  Fidelity National Financial, Inc. "A"                                                1,772
        8,480  XL Capital Ltd. "A"                                                                    139
                                                                                          ---------------
                                                                                                   13,219
                                                                                          ---------------
               REGIONAL BANKS (0.9%)
       42,600  City National Corp.                                                                  1,605
      148,000  Fifth Third Bancorp                                                                  1,323
       86,500  PNC Financial Services Group, Inc.                                                   4,233
       88,300  SunTrust Banks, Inc.                                                                 1,688
                                                                                          ---------------
                                                                                                    8,849
                                                                                          ---------------
================================================================================
                                                  Portfolio of Investments  |  4

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
-----------------------------------------------------------------------------------------------------------
               REITS - MORTGAGE (0.2%)
      130,500  Annaly Capital Management, Inc.                                            $         2,207
                                                                                          ---------------
               SPECIALIZED FINANCE (0.5%)
       30,000  IntercontinentalExchange, Inc.  *                                                    3,006
       56,000  MSCI, Inc. "A"  *                                                                    1,702
                                                                                          ---------------
                                                                                                    4,708
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
      107,600  New York Community Bancorp, Inc.  (a)                                                1,161
       51,260  People's United Financial, Inc.                                                        822
                                                                                          ---------------
                                                                                                    1,983
                                                                                          ---------------
               Total Financials                                                                   147,322
                                                                                          ---------------

               HEALTH CARE (13.1%)
               -------------------
               BIOTECHNOLOGY (1.2%)
      109,285  Amgen, Inc.  *                                                                       5,872
       44,600  Cephalon, Inc.  *                                                                    2,434
       64,200  Genzyme Corp.  *                                                                     3,249
                                                                                          ---------------
                                                                                                   11,555
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.1%)
       38,900  Cardinal Health, Inc.                                                                1,102
       19,450  CareFusion Corp.  *                                                                    435
                                                                                          ---------------
                                                                                                    1,537
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (2.8%)
       24,600  Baxter International, Inc.                                                           1,330
       40,300  China Medical Technologies, Inc. ADR  (a)                                              632
      257,380  Covidien plc                                                                        10,841
        6,000  Intuitive Surgical, Inc.  *                                                          1,478
      242,630  Medtronic, Inc.                                                                      8,662
      120,400  St. Jude Medical, Inc.  *                                                            4,103
                                                                                          ---------------
                                                                                                   27,046
                                                                                          ---------------
               HEALTH CARE SERVICES (1.6%)
       23,500  DaVita, Inc.  *                                                                      1,246
       46,000  Express Scripts, Inc.  *                                                             3,677
      128,400  Medco Health Solutions, Inc.  *                                                      7,206
       94,700  Omnicare, Inc.                                                                       2,052
       33,600  Quest Diagnostics, Inc.                                                              1,879
                                                                                          ---------------
                                                                                                   16,060
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.2%)
       75,500  Life Technologies Corp.  *                                                           3,561
       32,500  Millipore Corp.  *                                                                   2,178
       41,700  Thermo Fisher Scientific, Inc.  *                                                    1,877
       64,400  Waters Corp.  *                                                                      3,698
                                                                                          ---------------
                                                                                                   11,314
                                                                                          ---------------
               MANAGED HEALTH CARE (1.7%)
       53,100  CIGNA Corp.                                                                          1,478
       85,500  Coventry Health Care, Inc.  *                                                        1,696
       40,200  Humana, Inc.  *                                                                      1,511
      347,010  UnitedHealth Group, Inc.                                                             9,005
       63,928  WellPoint, Inc.  *                                                                   2,989
                                                                                          ---------------
                                                                                                   16,679
                                                                                          ---------------
               PHARMACEUTICALS (4.5%)
       39,725  Abbott Laboratories                                                                  2,009
      124,500  Allergan, Inc.                                                                       7,003
       36,700  AstraZeneca plc ADR  (a)                                                             1,648
      157,000  Bristol-Myers Squibb Co.                                                             3,423
       27,700  Johnson & Johnson                                                                    1,636
================================================================================
5  |  USAA Growth & Income Fund

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
-----------------------------------------------------------------------------------------------------------
      270,480  Merck & Co., Inc.                                                          $         8,366
      185,000  Mylan, Inc.  *                                                                       3,004
      961,469  Pfizer, Inc.                                                                        16,374
                                                                                          ---------------
                                                                                                   43,463
                                                                                          ---------------
               Total Health Care                                                                  127,654
                                                                                          ---------------

               INDUSTRIALS (11.0%)
               -------------------
               AEROSPACE & DEFENSE (3.0%)
       12,665  Boeing Co.                                                                             605
      124,500  General Dynamics Corp.                                                               7,806
       40,400  Goodrich Corp.                                                                       2,196
      132,320  Honeywell International, Inc.                                                        4,749
       65,600  ITT Corp.                                                                            3,326
       44,200  L-3 Communications Holdings, Inc.                                                    3,195
       54,220  Precision Castparts Corp.                                                            5,180
       54,600  Raytheon Co.                                                                         2,472
                                                                                          ---------------
                                                                                                   29,529
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (1.0%)
      139,890  FedEx Corp.                                                                         10,169
                                                                                          ---------------
               AIRLINES (0.3%)
      306,600  Southwest Airlines Co.                                                               2,575
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
       45,555  Fluor Corp.                                                                          2,024
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
      176,250  PACCAR, Inc.                                                                         6,594
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
       56,000  Emerson Electric Co.                                                                 2,114
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.2%)
      102,485  ABB Ltd. ADR  *                                                                      1,899
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.6%)
       30,000  3M Co.                                                                               2,207
      265,870  General Electric Co.                                                                 3,791
                                                                                          ---------------
                                                                                                    5,998
                                                                                          ---------------
               INDUSTRIAL MACHINERY (3.1%)
       61,100  Eaton Corp.                                                                          3,693
       70,500  Flowserve Corp.                                                                      6,924
      235,400  Illinois Tool Works, Inc.                                                           10,810
      110,700  Pall Corp.                                                                           3,514
       26,000  Parker-Hannifin Corp.                                                                1,377
       21,000  SPX Corp.                                                                            1,108
       31,735  Valmont Industries, Inc.                                                             2,293
                                                                                          ---------------
                                                                                                   29,719
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
       24,700  Avery Dennison Corp.                                                                   881
                                                                                          ---------------
               RAILROADS (0.6%)
       77,600  Burlington Northern Santa Fe Corp.                                                   5,845
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.3%)
      109,529  Verisk Analytics, Inc. "A"  *                                                        3,004
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
       66,300  WESCO International, Inc.  *                                                         1,695
                                                                                          ---------------
               TRUCKING (0.5%)
      122,700  Ryder System, Inc.                                                                   4,975
                                                                                          ---------------
               Total Industrials                                                                  107,021
                                                                                          ---------------
================================================================================
                                                  Portfolio of Investments  |  6

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
-----------------------------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (19.9%)
               ------------------------------
               APPLICATION SOFTWARE (1.0%)
      189,100  Autodesk, Inc.  *                                                          $         4,714
       85,500  Intuit, Inc.  *                                                                      2,485
       46,000  Salesforce.com, Inc.  *                                                              2,611
                                                                                          ---------------
                                                                                                    9,810
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (2.7%)
      260,000  Brocade Communications Systems, Inc.  *                                              2,231
      381,310  Cisco Systems, Inc.  *                                                               8,713
       70,000  F5 Networks, Inc.  *                                                                 3,142
       96,781  Juniper Networks, Inc.  *                                                            2,469
      167,500  Nokia Corp. ADR                                                                      2,112
      190,310  QUALCOMM, Inc.                                                                       7,881
                                                                                          ---------------
                                                                                                   26,548
                                                                                          ---------------
               COMPUTER HARDWARE (3.7%)
       88,400  Apple, Inc.  *                                                                      16,663
      325,150  Hewlett-Packard Co.                                                                 15,432
       35,695  International Business Machines Corp.                                                4,305
                                                                                          ---------------
                                                                                                   36,400
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.4%)
      394,538  EMC Corp.  *                                                                         6,498
       54,300  NetApp, Inc.  *                                                                      1,469
      302,600  Seagate Technology                                                                   4,221
       46,000  Western Digital Corp.  *                                                             1,549
                                                                                          ---------------
                                                                                                   13,737
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
       66,700  Alliance Data Systems Corp.  *                                                       3,667
       47,700  Computer Sciences Corp.  *                                                           2,419
       18,000  MasterCard, Inc. "A"                                                                 3,942
       55,000  Visa, Inc. "A"                                                                       4,167
      205,395  Western Union Co.                                                                    3,732
                                                                                          ---------------
                                                                                                   17,927
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.4%)
       70,000  Amphenol Corp. "A"                                                                   2,808
       48,370  Corning, Inc.                                                                          707
                                                                                          ---------------
                                                                                                    3,515
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (2.1%)
      260,500  eBay, Inc.  *                                                                        5,802
       24,575  Google, Inc. "A"  *                                                                 13,175
       69,100  VeriSign, Inc.  *                                                                    1,576
                                                                                          ---------------
                                                                                                   20,553
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.5%)
       48,500  Amdocs Ltd.  *                                                                       1,222
       95,000  Cognizant Technology Solutions Corp. "A"  *                                          3,672
                                                                                          ---------------
                                                                                                    4,894
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.4%)
      112,500  Applied Materials, Inc.                                                              1,372
       89,100  KLA-Tencor Corp.                                                                     2,897
                                                                                          ---------------
                                                                                                    4,269
                                                                                          ---------------
               SEMICONDUCTORS (2.9%)
      292,600  Broadcom Corp. "A"  *                                                                7,786
       60,000  Cree, Inc.  *                                                                        2,526
      233,795  Intel Corp.                                                                          4,468
      129,900  Intersil Corp. "A"                                                                   1,630
      432,100  Marvell Technology Group Ltd.  *                                                     5,928
================================================================================
7  |  USAA Growth & Income Fund

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
-----------------------------------------------------------------------------------------------------------
      133,820  Maxim Integrated Products, Inc.                                            $         2,231
       65,800  Microchip Technology, Inc.  (a)                                                      1,577
      120,600  National Semiconductor Corp.                                                         1,561
       15,155  Texas Instruments, Inc.                                                                355
                                                                                          ---------------
                                                                                                   28,062
                                                                                          ---------------
               SYSTEMS SOFTWARE (2.9%)
       24,000  McAfee, Inc.  *                                                                      1,005
      669,170  Microsoft Corp.                                                                     18,556
      104,760  Oracle Corp.                                                                         2,210
       55,000  Red Hat, Inc.  *                                                                     1,420
      131,500  VMware, Inc. "A"  *                                                                  5,054
                                                                                          ---------------
                                                                                                   28,245
                                                                                          ---------------
               Total Information Technology                                                       193,960
                                                                                          ---------------

               MATERIALS (2.7%)
               ----------------
               CONSTRUCTION MATERIALS (0.3%)
       33,020  Martin Marietta Materials, Inc.                                                      2,751
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.2%)
       67,200  E.I. du Pont de Nemours & Co.                                                        2,138
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.6%)
       54,000  Freeport-McMoRan Copper & Gold, Inc.  *                                              3,962
       13,155  Rio Tinto plc ADR                                                                    2,342
                                                                                          ---------------
                                                                                                    6,304
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
       32,900  Agrium, Inc.                                                                         1,545
       57,300  Monsanto Co.                                                                         3,849
       23,350  Mosaic Co.                                                                           1,091
                                                                                          ---------------
                                                                                                    6,485
                                                                                          ---------------
               GOLD (0.1%)
       28,290  Barrick Gold Corp.                                                                   1,017
                                                                                          ---------------
               INDUSTRIAL GASES (0.3%)
       32,000  Praxair, Inc.                                                                        2,542
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.2%)
       77,000  Pactiv Corp.  *                                                                      1,778
                                                                                          ---------------
               PAPER PRODUCTS (0.2%)
       70,000  International Paper Co.                                                              1,562
                                                                                          ---------------
               STEEL (0.1%)
      108,900  Steel Dynamics, Inc.                                                                 1,458
                                                                                          ---------------
               Total Materials                                                                     26,035
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
      395,015  AT&T, Inc.                                                                          10,140
       72,100  Verizon Communications, Inc.                                                         2,133
                                                                                          ---------------
                                                                                                   12,273
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      787,400  Sprint Nextel Corp.  *                                                               2,331
                                                                                          ---------------
               Total Telecommunication Services                                                    14,604
                                                                                          ---------------

               UTILITIES (3.6%)
               ----------------
               ELECTRIC UTILITIES (2.7%)
      268,500  American Electric Power Co., Inc.                                                    8,114
       36,900  Companhia Energetica de Minas Gerais (CEMIG) ADR                                       583
================================================================================
                                                  Portfolio of Investments  |  8

================================================================================

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
-----------------------------------------------------------------------------------------------------------
       81,400  Duke Energy Corp.                                                          $         1,288
       28,200  Entergy Corp.                                                                        2,164
      164,870  Exelon Corp.                                                                         7,742
       95,500  FirstEnergy Corp.                                                                    4,133
       79,900  Pepco Holdings, Inc.                                                                 1,193
       47,900  Pinnacle West Capital Corp.                                                          1,500
                                                                                          ---------------
                                                                                                   26,717
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      274,100  Dynegy, Inc. "A"  *                                                                    548
                                                                                          ---------------
               MULTI-UTILITIES (0.8%)
      138,300  CenterPoint Energy, Inc.                                                             1,743
       56,900  Dominion Resources, Inc.                                                             1,940
       78,700  MDU Resources Group, Inc.                                                            1,633
      126,900  Xcel Energy, Inc.                                                                    2,393
                                                                                          ---------------
                                                                                                    7,709
                                                                                          ---------------
               Total Utilities                                                                     34,974
                                                                                          ---------------
               Total Common Stocks (cost: $929,638)                                               955,948
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (0.7%)
       41,970  Financial Select Sector SPDR  (a)                                                      589
       27,900  MidCap SPDR Trust Series 1  (a)                                                      3,335
       26,500  SPDR Trust Series 1                                                                  2,744
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $6,776)                                           6,668
                                                                                          ---------------
               Total Equity Securities
               (cost: $936,414)                                                                   962,616
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (1.1%)

               MONEY MARKET FUNDS (1.1%)
   10,877,547  State Street Institutional Liquid Reserve Fund, 0.25% (b)(cost:  $10,878)           10,878
                                                                                          ---------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.3%)

               MONEY MARKET FUNDS (1.3%)
   12,201,162  BlackRock Liquidity Funds TempFund, 0.18%(b)                                        12,201
                                                                                          ---------------

PRINCIPAL                                                                                            MARKET
AMOUNT                                                                                                VALUE
(000)          SECURITY                                                                               (000)
-----------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (0.0%)
$         200  Credit Suisse First Boston LLC, 0.07%, acquired on 10/30/2009 and due
                     11/02/2009 at $200 (collateralized by $205 of Freddie Mac(d),
                     0.18%(c), due 4/26/2010; market value $205)                                      200
          200  Deutsche Bank Securities, Inc., 0.06%, acquired on 10/30/2009 and due
                     11/02/2009 at $200 (collateralized by $204 of Fannie Mae(d),
                     0.07%(c), due 11/16/2009; market value $204)                                     200
                                                                                          ---------------
               Total Repurchase Agreements                                                            400
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $12,601)                                                                     12,601


               TOTAL INVESTMENTS (COST: $959,893)                                       $         986,095
                                                                                          ===============


================================================================================
9  |  USAA Growth & Income Fund

================================================================================

($ IN 000S)                                           VALUATION HIERARCHY

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                              MARKETS        OBSERVABLE       INPUTS
                                           FOR IDENTICAL       INPUTS
                                              ASSETS                                              TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                           $       955,948   $         --   $         --    $     955,948
  EXCHANGE-TRADED FUNDS                             6,668             --             --            6,668
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                               10,878             --             --           10,878
SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED:
  MONEY MARKET FUNDS                               12,201             --             --           12,201
  REPURCHASE AGREEMENTS                                --            400             --              400
---------------------------------------------------------------------------------------------------------
Total                                     $       985,695   $        400   $         --    $     986,095
---------------------------------------------------------------------------------------------------------

================================================================================
                                                 Portfolio of Investments  |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================
11  |  USAA Growth & Income Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of

================================================================================
                                        Notes to Portfolio of Investments  |  12

================================================================================

the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2009, was approximately $11,939,000.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $113,644 and $87,442, respectively, resulting in net unrealized appreciation of $26,202,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $972,517,000 at October 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.



PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

================================================================================
13  |  USAA Growth & Income Fund

================================================================================

SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipt, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.


SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of October 31, 2009.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2009.
(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*   Non-income-producing security.

================================================================================
                                        Notes to Portfolio of Investments  |  14



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.